Derivative liability (Details 1) - Derivative Financial Instruments, Liabilities [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 18
Gain on derivative liability	$ (18)
Balance at end of period